RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTIES
Schedule of investments in related parties

Balances of related parties’ transactions were as follows:

	December 31,
	2021	2020
ASSETS FROM RELATED PARTIES

NON-CURRENT ASSETS:

Property, plant and equipment
Sistema's subsidiaries	1,347	1,096
Other related parties	34	13
Right-of-use assets, Gross Book Value
Sistema's subsidiaries	4,432	4,845
Other related parties	111	112
Right-of-use assets, Accumulated Depreciation
Sistema's subsidiaries	(1,586)	(1,580)
Other related parties	(46)	(17)
Other investments
The Group’s associates	625	159
Sistema's subsidiaries	117	370
Other related parties	2	—
Accounts receivable, related parties
Sistema's subsidiaries	5,000	5,209
Bank deposits and loans to customers
Sistema's associates	2,587	1,376
Sistema's subsidiaries	1,179	1,480
Total non-current assets	13,802	13,063

CURRENT ASSETS:
Accounts receivable, related parties
Sistema's subsidiaries	1,255	4,571
The Group’s associates	911	1,397
Sistema, parent company	-	2,829
Other related parties	121	183
Bank deposits and loans to customers
Sistema's associates	2,078	2,819
Sistema's subsidiaries	820	3
Key management personnel of the Group and its parent	87	48
Short-term investments
Sistema's subsidiaries	2,377	3
Sistema, parent company	1,443	—
Cash and cash equivalents
Sistema's subsidiaries	1,311	321
Other financial assets
Sistema, parent company	1,829	1,831
Sistema's subsidiaries	300	461
Other related parties	109	—
Other assets
Sistema's subsidiaries	1,059	1,518
Other related parties	83	8
Total current assets	13,783	15,992
TOTAL ASSETS FROM RELATED PARTIES	27,585	29,055

LIABILITIES TO RELATED PARTIES
NON-CURRENT LIABILITIES:
Lease obligations
Sistema's subsidiaries	3,968	4,801
Other related parties	70	77
Bank deposits and liabilities
Key management personnel of the Group and its parent	1,433	124

Total non-current liabilities	5,471	5,002

CURRENT LIABILITIES:
Accounts payable, related parties
Sistema's subsidiaries	2,756	1,631
The Group’s associates	711	553
Sistema's associates	632	958
Other related parties	8	4
Borrowings
The Group’s associates	2,129	1,776
Other related parties	11	16
Lease obligations
Sistema's subsidiaries	551	724
Other related parties	13	14
Bank deposits and liabilities
Key management personnel of the Group and its parent	32,886	34,708
Sistema's subsidiaries	22,312	10,752
Sistema's associates	9,163	2,689
Sistema, parent company	2,042	3,218
Other related parties	376	881
Total current liabilities	73,590	57,924
TOTAL LIABILITIES TO RELATED PARTIES	79,061	62,926

Schedule of revenue and operating transactions with related parties

	2021	2020	2019
Revenue
Sistema's subsidiaries	4,294	4,371	3,740
Sistema's associates	752	615	407
The Group's associates	622	418	550
Other related parties	691	428	235

Total Revenue	6,359	5,832	4,932

Cost of services
Sistema's subsidiaries	2,143	599	507
Key management personnel of the Group and its parent	1,476	1,830	1,973
Sistema's associates	281	127	139
Sistema, parent company	233	141	377
Other related parties	173	145	241

Selling, general and administrative expenses
Key management personnel of the Group and its parent	4,256	2,003	2,372
Sistema's subsidiaries	728	625	672
Other related parties	84	66	144

Other operating income / (expense)
Sistema's subsidiaries	2,831	2,160	5,203
Other related parties	59	(13)	(13)

Operating profit / (loss)	(125)	2,443	3,697

Finance income / (loss)
Sistema's subsidiaries	935	1,492	1,259
The Group's associates	(101)	(63)	475
Sistema, parent company	79	295	367
Other related parties	(6)	7	8

Other non-operating income / (expense)
The Group's associates	—	(278)	—
Other related parties	41	—	—

Profit before tax	823	3,896	5,806

Schedule of finance income from related parties

During the years ended December 31, 2021, 2020 and 2019, the Group acquired property, plant and equipment and intangible assets from the related parties in the amount of:

	2021	2020	2019

Sistema's associates	2,530	6,299	410
Sistema's subsidiaries	10,330	3,324	656
The Group's associates	122	127	178
Other related parties	—	112	—
Total purchases of property, plant and equipment, intangible assets and other assets, related parties	12,982	9,862	1,244